Organization and Principal Activities - Summary of Assets and Liabilities of VIE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 90,552	$ 14,210	¥ 356,115	$ 55,882	¥ 431,459	¥ 576,562
Restricted cash	164,030	25,740	115
Short-term investments	30,000	4,708	80,000
Amounts due from related parties	35	5
Total current assets	381,136	59,809	530,229
Non-current assets:
Property and equipment, net	62,179	9,757	73,522
Intangible assets, net	5,398	847	9,519
Long-term investments	141,926	22,271	168,526
Other non-current assets	4,898	769	5,631
Total non-current assets	214,401	33,644	257,198
Total assets	595,537	93,453	787,427
Current liabilities:
Accounts payable	18,292	2,870	16,592
Deferred revenue and customer deposits	80,405	12,617	71,141
Accrued liabilities and other current liabilities	85,305	13,388	109,136
Amounts due to related parties	54	8
Total current liabilities	373,642	58,633	460,139
Non-current liabilities:
Other non-current liabilities	2,607	409
Total non-current liabilities	6,452	1,012	6,049
Total liabilities	380,094	59,645	466,188
VIE
Current assets:
Cash and cash equivalents	55,946	8,779	115,713
Restricted cash	158,032	24,799	115
Short-term investments	30,000	4,708	50,000
Accounts and notes receivable, net	43,415	6,813	44,539
Prepayments and other current assets	37,807	5,933	27,915
Amounts due from the Company and its subsidiaries	69,405	10,891	58,291
Amounts due from related parties	35	5
Total current assets	394,640	61,928	296,573
Non-current assets:
Property and equipment, net	45,068	7,072	45,928
Intangible assets, net	5,398	847	9,491
Long-term investments	90,618	14,220	113,408
Other non-current assets	3,298	518	4,719
Total non-current assets	144,382	22,657	173,546
Total assets	539,022	84,585	470,119
Current liabilities:
Accounts payable	17,529	2,751	16,564
Deferred revenue and customer deposits	115,900	18,187	104,681
Accrued liabilities and other current liabilities	64,527	10,126	66,772
Amounts due to the Company and its subsidiaries	389,063	61,053	224,124
Amounts due to related parties	54	8
Total current liabilities	587,073	92,125	412,141
Non-current liabilities:
Amounts due to the Company and its subsidiaries	277,000	43,467	297,000
Deferred revenue	569	89	561
Other non-current liabilities	560	88
Total non-current liabilities	278,129	43,644	297,561
Total liabilities	¥ 865,202	$ 135,769	¥ 709,702